Average Annual Total Returns - Investor P - iShares Municipal Bond Index Fund	Apr. 30, 2021
ICE BofA US Municipal Securities Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	3.94%
10 Years	4.79%
Investor P Shares
Average Annual Return:
1 Year	0.50%
5 Years	2.62%
10 Years	3.62%
Investor P Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	0.46%
5 Years	2.53%
10 Years	3.58%
Investor P Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.20%
5 Years	2.55%
10 Years	3.41%